Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Accounts Receivable

Accounts Receivable

Accounts receivable are carried at the original invoice amount less an estimate made for expected credit losses based on a review of all outstanding amounts on a quarterly basis. Management determines the allowance for expected credit losses primarily using historical experience as well as current conditions that affect the collectability of the reported amount. Accounts receivable are written off when deemed uncollectible. Bad debt expenses are recorded in operating expenses on the consolidated statements of operations.

The activity for the allowance for credit losses during the three months ended March 31, 2026 and 2025 is set forth in the table below:

	Balance at Beginning of Period	Charged to Expenses	Deductions from the Allowance	Balance at End of Period
Three Months ended March 31, 2026 Allowance for Credit Losses	$464,000	$165,000	$—	$629,000
Three Months ended March 31, 2025 Allowance for Credit Losses	$396,000	$20,000	$—	$416,000

Accounts Receivable

Accounts receivable are carried at the original invoice amount less an estimate made for expected credit losses based on a review of all outstanding amounts on a quarterly basis. Management determines the allowance for expected credit losses primarily using historical experience as well as current conditions that affect the collectability of the reported amount. Accounts receivable are written off when deemed uncollectible. Bad debt expenses are recorded in operating expenses on the consolidated statements of operations.

Inventory Valuation

Inventory Valuation

The Company values inventory at the lower of cost or estimated net realizable value using the first-in first out method. The Company periodically evaluates inventory items not secured by backlog and establishes write-downs to estimated net realizable value for excess quantities, slow-moving goods, obsolescence and for other impairments of value. Adjustments to inventory net realizable value are recorded in cost of sales.

Inventories consist of the following at:

	March 31, 2026	December 31, 2025
Raw Materials	$6,372,000	$7,306,000
Work In Progress	18,663,000	17,072,000
Semi-Finished Goods	9,428,000	9,206,000
Final-Finished Goods	819,000	677,000
Total Inventory	$35,282,000	$34,261,000

Inventory Valuation

The Company values inventory at the lower of cost or estimated net realizable value using the first-in first out method. The Company periodically evaluates inventory items not secured by backlog and establishes write-downs to estimated net realizable value for excess quantities, slow-moving goods, obsolescence and for other impairments of value. Adjustments to inventory net realizable value are recorded in cost of sales.

Credit and Concentration Risks

Credit and Concentration Risks

A large percentage of the Company’s revenues are derived directly from large aerospace and defense prime contractors for which the ultimate end-user is the U.S. Government, other governments, or commercial airlines.

The composition of customers that exceeded 10% of net sales for the three months ended March 31, 2026 and 2025 are shown below:

Customer	Percentage of Net Sales
	2026	2025
Lockheed Martin	34.4%	39.6%
RTX(a)	28.4%	28.8%

____________

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceed 10% of accounts receivable at March 31, 2026 and December 31, 2025 are shown below:

Customer	Percentage of Net Receivables
	March 31, 2026	December 31, 2025
RTX(a)	43.5%	39.8%
Lockheed Martin	16.4%	11.9%

____________

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

Credit and Concentration Risks

A large percentage of the Company’s revenues are derived directly from large aerospace and defense prime contractors for which the ultimate end-user is the U.S. Government, international governments or commercial airlines.

The composition of customers that exceeded 10% of net sales for the years ended December 31, 2025 or 2024 are shown below:

	Percentage of Net Sales
Customer	2025	2024
RTX(A)	36.2%	29.3%
Lockheed Martin	32.3%	25.1%
Northrop	6.7%	18.3%

(A)     RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceeded 10% of accounts receivable at December 31, 2025 or 2024 are shown below:

	Percentage of Net Receivables
Customer	2025	2024
RTX(A)	39.8%	38.2%
Lockheed	11.9%	8.6%
Ontic	7.6%	14.6%
Northrop	1.3%	11.0%

(A)     RTX includes Collins Landing Systems and Collins Aerostructures

Disaggregation of Revenue

Disaggregation of Revenue

The following table summarizes revenue from contracts with customers for the three month periods ended March 31, 2026 and 2025:

Product	March 31, 2026	March 31, 2025
Military	$7,646,000	$8,340,000
Commercial	3,960,000	3,795,000
Total	$11,606,000	$12,135,000

Disaggregation of Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2025 and 2024:

Product	December 31, 2025	December 31, 2024
Military	$27,921,000	$38,498,000
Commercial	20,000,000	16,610,000
Total	$47,921,000	$55,108,000

Cash

Cash and Restricted Cash

During the period ended March 31, 2026, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit. The Company has not experienced any losses on these accounts.

As of March 31, 2026, and December 31, 2025 the Company reported restricted cash of $3,930,000 on its condensed consolidated balance sheets. Restricted cash represents proceeds from the Company’s ATM offering that are pledged as security for its obligations under the Current Credit Facility.

The following table reconciles cash and restricted cash reported in the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	March 31, 2026	December 31, 2025
Cash	$286,000	$680,000
Restricted Cash	3,930,000	3,930,000
Total	$4,216,000	$4,610,000

Cash

For the years ended December 31, 2025 and 2024, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit. The Company has not experienced any losses on these accounts.

As of December 31, 2025, and December 31, 2024 the Company reported restricted cash of $3,930,000 and $0 on its consolidated balance sheets. Restricted cash represents proceeds from the Company’s ATM offering that are pledged as security for its obligations under the Current Credit Facility.

The following table reconciles cash and restricted cash reported with the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	December 31, 2025	December 31, 2024
Cash	$680,000	$753,000
Restricted Cash	3,930,000	—
Total cash and restricted cash	$4,610,000	$753,000

Major Suppliers

Major Suppliers

The Company utilizes sole-source suppliers to supply raw materials or other parts used in production. These suppliers are its only source for such parts and, therefore, in the event any of them were to go out of business or be unable or unwilling to provide parts for any reason, the Company’s business would be severely harmed.

Major Suppliers

The Company utilizes sole-source suppliers to supply raw materials or other parts used in production. These suppliers are its only source for such parts and, therefore, in the event any of them were to go out of business or be unable or unwilling to provide parts for any reason, its business could be severely harmed.

Customer Deposits

Customer Deposits

The Company receives advance payments on certain contracts with the remainder of the contract balance due upon the shipment of the final product once the customer inspects and approves the product for shipment. At that time, the entire amount will be recognized as revenue and the deposit will be applied to the customer’s invoice.

At March 31, 2026 and December 31, 2025, customer deposits were $968,000 and $391,000, respectively. The Company recognized revenue of $100,000 during the three months ended March 31, 2026 that was included in customer deposits balance as of December 31, 2025. The Company recognized revenue of $531,000 during the three months ended March 31, 2025, that was included in the customer deposits balance as of December 31, 2024.

Customer Deposits

The Company receives advance payments on certain contracts with the remainder of the contract balance due upon the shipment of the final product once the customer inspects and approves the product for shipment. At that time, the entire amount will be recognized as revenue and the deposit will be applied to the customer’s invoice.

At December 31, 2025 and 2024, customer deposits were $391,000 and $1,115,000, respectively. The Company recognized revenue of $724,000 during year ended December 31, 2025, that was included in the customer deposits balance as of December 31, 2024. The Company recognized revenue of $2,442,000 during the year ended December 31, 2024, that was included in the customer deposits balance of $3,557,000 as of December 31, 2023.

Backlog

Backlog

Backlog represents the value of orders received pursuant to our Long-Term Agreements (“LTA”) or spot orders pursuant to a purchase order. As of March 31, 2026, backlog relating to remaining performance obligations on contracts was approximately $134.7 million. The Company estimates that a substantial portion of this backlog will be recognized as net sales during the next twenty-four months, with the rest thereafter. This expectation assumes that raw material supplies and outsourced processing is completed and delivered on time and that the Company’s customers will accept delivery as scheduled. The Company anticipates that sales during the aforementioned periods will also include sales from expected new orders that are not included in our backlog.

Backlog

Backlog represents the value of orders received pursuant to Long-Term Agreements (“LTA”) or spot orders pursuant to a customer purchase order. As of December 31, 2025, backlog relating to remaining performance obligations on contracts was approximately $136.8 million. The Company estimates that a substantial portion of this backlog will be recognized as net sales during the next twenty-four months, with the rest thereafter. This expectation assumes that raw material suppliers and outsourced processing is completed and delivered on time and that the Company’s customers will accept delivery as scheduled. The Company anticipates that sales during the aforementioned periods will also include sales from expected new orders that are not in our backlog.

Earnings (Loss) per share

Earnings (Loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing the net income (loss) applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period.

For purposes of calculating diluted earnings (loss) per common share, the numerator includes net income (loss) plus interest on convertible notes payable assumed converted as of the first day of the period. The denominator includes both the weighted-average number of shares of common stock outstanding during the period and the number of common stock equivalents if the inclusion of such common stock equivalents is dilutive. Dilutive common stock equivalents potentially include stock options and warrants using the treasury stock method and convertible notes payable using the if-converted method.

The following securities have been excluded from the calculation because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	Three Months Ended
	March 31, 2026	March 31, 2025
Stock Options	395,453	374,503
Restricted Stock Units	188,418	285,628
Convertible notes payable	361,700	361,700
	945,571	1,021,831

Earnings (Loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing the net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period.

For purposes of calculating diluted earnings (loss) per common share, the numerator includes net income (loss) plus interest on convertible notes payable assumed converted as of the first day of the period. The denominator includes both the weighted-average number of shares of common stock outstanding during the period and the number of common stock equivalents if the inclusion of such common stock equivalents is dilutive. Dilutive common stock equivalents potentially include stock options and warrants using the treasury stock method and convertible notes payable using the if-converted method.

There were no adjustments to net loss applicable to common shareholders utilized to calculate EPS.

The following securities have been excluded from the calculation as the exercise price was greater than the average market price of the common stock and because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	December 31, 2025	December 31, 2024
Stock Options	425,703	417,003
Restricted Stock units	188,418	282,628
Convertible notes payable	361,700	405,800
	975,821	1,105,431

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, “Compensation — Stock Compensation.” Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model and stock grants at their closing reported market value. Stock-based compensation expense for employees amounted to $535,000 and $435,000 for the three months ended March 31, 2026 and 2025, respectively. Stock-based compensation expense for directors amounted to $429,000 and $39,000 for the three months ended March 31, 2026 and 2025, respectively. Stock compensation expenses for employees and directors were included in operating expenses in the accompanying condensed consolidated statements of operations.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, “Compensation — Stock Compensation.” Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model and stock grants at their closing reported market value. Stock compensation expense for employees amounted to $939,000 and $640,000 for the years ended December 31, 2025 and 2024, respectively. Stock compensation expense for directors amounted to $108,000 and $157,000 for the years ended December 31, 2025 and 2024, respectively. Stock compensation expenses for employees and directors were included in operating expenses in the accompanying consolidated statements of operations.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses”, which requires public business entities to disclose additional information about specific expenses categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently assessing the impact that adoption of this new accounting guidance will have on its consolidated financial statements and footnote disclosures.

The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The Company adopted the guidance prospectively in the fiscal year beginning January 1, 2025 and additional required disclosures have been included in Note13.

In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses”, which requires public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently assessing the impact that adoption of this new accounting guidance will have on its consolidated financial statements and footnote disclosures.

The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements. Expenditures for repairs and improvements in excess of $10,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There were no events triggering a review for impairment during the years ended December 31, 2025 and 2024.

Deferred Financing Costs

Deferred Financing Costs

Costs incurred with obtaining and executing revolving debt arrangements are capitalized and recorded in other Deferred financing costs, net, deposits, and other assets and amortized using the effective interest method over the term of the related debt. Costs incurred with obtaining and executing other debt arrangements are presented as a direct deduction from the carrying value of the associated debt and also amortized using the effective interest method over the term of the related debt. The amortization of financing costs is included in interest expense in the Consolidated Statements of Operations.

Contract Costs Receivable

Contract Costs Receivable

Contract costs receivable represent costs to be reimbursed from a terminated contract. Contract costs receivable totals $0 at December 31, 2025 and $296,000 at December 31, 2024. The Company collected this receivable on March 18, 2025.

Risks and Uncertainties		Risks and UncertaintiesThe continuing impacts of rising interest rates, inflation, changes in foreign currency exchange rates and geopolitical developments, such as the ongoing conflict between Russia and Ukraine, the ongoing conflict between Israel and Hamas, and the ongoing conflict between the United States, Israel and Iran, the imposition of tariffs and shifts in international alliances, have resulted, and may continue to result, in a global slowdown of economic activity, which may decrease demand for a broad variety of goods and services, including those provided by the Company’s clients and as a result, the Company, while also disrupting supply channels, sales channels and advertising and marketing activities for an unknown period of time. Additionally, recent changes to U.S. policy implemented by the U.S. Congress, and the Executive Branch and the responses of other nations to such actions have impacted and may in the future impact, among other things, the U.S. and global economy, international alliances and trade relations, unemployment, immigration, healthcare, taxation, the U.S. regulatory environment, inflation and other areas. As a result of the current uncertainty regarding economic activity, the Company is unable to predict the size and duration of the impact on its revenue and its results of operations, if any, of actions taken to date and those that may occur in the future. The extent of the potential impact of these macroeconomic factors on the Company’s operational and financial performance will depend on a variety of factors, including the extent of geopolitical disruption and its impact on the Company’s clients, partners, industry, and employees, all of which are uncertain at this time and cannot be accurately predicted. The Company continues to monitor the effects of these macroeconomic factors and intends to take steps deemed appropriate to limit the impact on its business.There can be no assurance that precautionary measures, whether adopted by the Company or imposed by others, will be effective, and such measures could negatively affect its sales, marketing, and client service efforts, delay and lengthen its sales cycles, decrease its employees’, clients’, or partners’ productivity, or create operational or other challenges, any of which could harm its business and results of operations.
Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the operating decision makers, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company operates as a single reportable segment, as the Chief Operating Decision Maker (“CODM”) reviews financial performance and makes decisions on a consolidated basis. (See Note 15. Segment Reporting).

Revenue Recognition

Revenue Recognition

The Company recognizes revenue to depict the transfer of promised goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

Revenue is recognized as the customer obtains control of the goods and services promised in the contract (i.e., performance obligations). In evaluating our contracts with our customers, we have determined that there is no future performance obligation once delivery has occurred.

The Company’s revenue is generated from fixed-price contracts. Under fixed-price contracts, the Company agrees to perform the specified work for a pre-determined price, which is estimated during the bidding process before the contract is awarded. To the extent actual costs vary from the estimates upon which the price was negotiated, the Company will generate more or less profit or could incur a loss.

The Company evaluates the products promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The Company’s contracts are typically accounted for as one performance obligation. The Company classifies net sales as products on its consolidated statements of operations based on the predominant attributes of the performance obligations.

The Company determines the transaction price for each contract based on the consideration expected to be received for the products being provided under the contract.

At the inception of a contract, the Company estimates the transaction price based on its current rights and does not contemplate future modifications (including unexercised options) or follow-on contracts until they become legally enforceable. Contracts can be subsequently modified to include changes in specifications, requirements or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract. Generally, modifications to contracts are not distinct from the existing contract due to the significant integration and interrelated tasks provided in the context of the contract. Therefore, such modifications are accounted for as if they were part of the existing contract and recognized as a cumulative adjustment to revenue.

The Company recognizes revenue at the point in time in which the performance obligation is fully satisfied. This is satisfied when the product has shipped, which is the point in time the customer obtains control of the product and the Company no longer maintains control of the product.

Payment terms and conditions vary by contract, although terms generally include a requirement of payment within 30 to 75 days.

Payments received in advance from customers are recorded as customer deposits until earned, at which time revenue is recognized. The Terms and Conditions contained in customer purchase orders often provide for liquidated damages in the event that a stop work or contract termination order is issued prior to final delivery. While the products manufactured are specific to the type of aircraft that they are used on, there are alternate customers that can acquire and utilize these products.

Warranties are provided on certain contracts, but do not provide for services beyond standard assurances and are therefore not considered to be separate performance obligations. Warranties during the years ended December 31, 2025 and 2024, were not material.

Use of Estimates

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are inventory valuation, and income tax provision. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Income Taxes,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse.

The provision for, or benefit from, income taxes includes deferred taxes resulting from the temporary differences in income for financial and tax purposes using the liability method. Such temporary differences result primarily from the differences in the carrying value of assets and liabilities. Future realization of deferred income tax assets requires sufficient taxable income within the carryback, carryforward period available under tax law. We evaluate, on a quarterly basis whether, based on all available evidence, it is probable that the deferred income tax assets are realizable. Valuation allowances are established when it is more likely than not that the tax benefit of the deferred tax asset will not be realized. The evaluation, as prescribed by ASC 740-10, includes the consideration of all available evidence, both positive and negative, regarding historical operating results including recent years with reported losses, the estimated timing of future reversals of existing taxable temporary differences, estimated future taxable income exclusive of reversing temporary differences and carryforwards, and potential tax planning strategies which may be employed to prevent an operating loss or tax credit carryforward from expiring unused.

The Company accounts for uncertainties in income taxes under the provisions of ASC 740 which clarify the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Subtopic provides guidance on the de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Freight Out		Freight Out Freight out is included in operating expenses and amounted to $52,000 and $67,000 for the years ended December 31, 2025 and 2024, respectively.
Leases

Leases

In accordance with FASB ASC 842, “Leases” (“ASC 842”), the Company records a right-of-use (ROU) asset and a lease liability on the balance sheet for all leases with terms longer than 12 months and classifies them as either operating or finance leases. The lease classification affects the expense recognition in the consolidated statement of operations. Operating lease charges are recorded entirely in operating expenses. Finance lease charges are split, where amortization of the right-of- use asset is recorded in operating expenses and an implied interest component is recorded in interest expense.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present and the classification of the lease including whether the contract involves the use of a distinct identified asset, whether the Company obtains the right to substantially all of the economic benefit from the use of the asset, and whether the Company has the right to direct the use of the asset. Leases with a term greater than one year are recognized on the balance sheet as ROU assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet leases with terms of one year or less under the practical expedient. For contracts with lease and non-lease components, the Company has elected not to allocate the contract consideration, and to account for the lease and non-lease components as a single lease component.

Lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the expected lease term. The implicit rates within the Company’s operating leases are generally not determinable and, therefore, the Company uses the incremental borrowing rate at the lease commencement date to determine the present value of lease payments. The determination of the Company’s incremental borrowing rate requires judgment. The Company determines the incremental borrowing rate for each lease using its estimated borrowing rate, adjusted for various factors including level of collateralization, term and currency to align with the terms of the lease. The operating lease ROU asset also includes any lease prepayments, offset by lease incentives.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain the Company will exercise that option. An option to terminate is considered unless it is reasonably certain we will not exercise the option.

Assets held under finance lease obligations are depreciated over the shorter of their related lease terms or their estimated useful lives.